(Loss)/Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2024
Earnings Per Share [Abstract]
Schedule of Basic and Diluted Loss Per Share

Basic and diluted (loss)/earnings per Class A and Class B ordinary share for the years ended December 31, 2022, 2023 and 2024 are calculated as follows:

	Year ended December 31,
	2022		2023		2024		2024
	Class A	Class B	Class A	Class B	Class A		Class B
	RMB	RMB	RMB	RMB	RMB	US$	RMB	US$
(Loss)/earnings per share—basic:
Numerator
Net (loss)/income attributable to iQIYI, Inc.	(67,733)	(68,479)	1,048,303	877,166	418,801	57,376	345,258	47,300
Numerator used for basic (loss)/earnings per share	(67,733)	(68,479)	1,048,303	877,166	418,801	57,376	345,258	47,300
Denominator
Weighted average number of ordinary shares outstanding	2,977,609,078	3,010,412,347	3,634,425,531	3,041,097,278	3,688,877,543	3,688,877,543	3,041,097,278	3,041,097,278
Denominator used for basic (loss)/earnings per share	2,977,609,078	3,010,412,347	3,634,425,531	3,041,097,278	3,688,877,543	3,688,877,543	3,041,097,278	3,041,097,278
(Loss)/earnings per share—basic	(0.02)	(0.02)	0.29	0.29	0.11	0.02	0.11	0.02

(Loss)/earnings per share—diluted:
Numerator
Allocation of net (loss)/income available to iQIYI, Inc.'s ordinary shareholders	(67,733)	(68,479)	1,067,342	858,127	422,331	57,859	341,728	46,817
Reallocation of net (loss)/income available to iQIYI, Inc.'s ordinary shareholders as a result of conversion of Class B to Class A shares	(68,479)	—	858,127	—	341,728	46,817	—	—
Numerator used for diluted (loss)/earnings per share	(136,212)	(68,479)	1,925,469	858,127	764,059	104,676	341,728	46,817
Denominator
Weighted average number of ordinary shares outstanding	2,977,609,078	3,010,412,347	3,634,425,531	3,041,097,278	3,688,877,543	3,688,877,543	3,041,097,278	3,041,097,278
Conversion of Class B to Class A ordinary shares	3,010,412,347	—	3,041,097,278	—	3,041,097,278	3,041,097,278	—	—
Share-based awards	—	—	148,105,257	—	69,525,328	69,525,328	—	—
Denominator used for diluted (loss)/earnings per share	5,988,021,425	3,010,412,347	6,823,628,066	3,041,097,278	6,799,500,149	6,799,500,149	3,041,097,278	3,041,097,278
(Loss)/earnings per share—diluted	(0.02)	(0.02)	0.28	0.28	0.11	0.02	0.11	0.02